Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

Cybersecurity Risk Management and Strategy

We are a holding company and the majority of business is done at our main subsidiary, Yuchai. As a holding company, our objective is to coordinate the policy and administration of our subsidiary companies. We pursue this objective by adopting complementary bottom-up and top-down approaches to cybersecurity risk management.

As the main operating subsidiary of the Company, Yuchai has developed and implemented a series of internal policies (collectively, the “Cybersecurity Risk Management Policies”) that are intended to protect the confidentiality, integrity, and availability of our critical systems and information. Yuchai’s cybersecurity risk management program includes a cybersecurity incident response plan. Risk monitoring across the Yuchai group is conducted by a wholly-owned subsidiary of Yuchai that focuses on information technology security and management.

Yuchai designs and assesses its Cybersecurity Risk Management Policies in accordance with PRC laws, rules and regulations, including the Cyber Security Law and the Data Security Law. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use these cybersecurity-related laws, rules and regulations as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

Yuchai’s Cybersecurity Risk Management Policies include:

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risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
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a security team principally responsible for managing our cybersecurity risk assessment processes, our security controls, and our response to cybersecurity incidents;
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the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls, subject to our oversight and monitoring of the risks associated with using these external service providers;
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cybersecurity awareness training of our employees, incident response personnel, and senior management; and
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a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

In terms of our top-down approach to cybersecurity risk management, our controlling shareholder, Hong Leong Asia (as defined herein) provides support to our Company for our own cybersecurity risk evaluation and management.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Governance

Currently, our Audit Committee oversees Yuchai’s cybersecurity risk management. Our management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. If it deems necessary, the Audit Committee will report to the full Board regarding the significant cybersecurity-related issues.

Our management team, including the President and Chief Financial Officer, is responsible for assessing and managing our material risks from cybersecurity threats. The President and Chief Financial Officer, travel frequently for as much as up to two weeks at a time, to Yuchai to actively participate in Yuchai’s operations and facilitate communications. Our management team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team oversees Yuchai management’s efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

In the future, we plan to evaluate the integration of Yuchai’s cybersecurity risk management program into our overall enterprise risk management program.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Currently, our Audit Committee oversees Yuchai’s cybersecurity risk management. Our management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. If it deems necessary, the Audit Committee will report to the full Board regarding the significant cybersecurity-related issues.

Our management team, including the President and Chief Financial Officer, is responsible for assessing and managing our material risks from cybersecurity threats. The President and Chief Financial Officer, travel frequently for as much as up to two weeks at a time, to Yuchai to actively participate in Yuchai’s operations and facilitate communications. Our management team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team oversees Yuchai management’s efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

In the future, we plan to evaluate the integration of Yuchai’s cybersecurity risk management program into our overall enterprise risk management program.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Currently, our Audit Committee oversees Yuchai’s cybersecurity risk management.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
Cybersecurity Risk Role of Management [Text Block]	Our management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. If it deems necessary, the Audit Committee will report to the full Board regarding the significant cybersecurity-related issues.

Our management team, including the President and Chief Financial Officer, is responsible for assessing and managing our material risks from cybersecurity threats. The President and Chief Financial Officer, travel frequently for as much as up to two weeks at a time, to Yuchai to actively participate in Yuchai’s operations and facilitate communications. Our management team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team oversees Yuchai management’s efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, including the President and Chief Financial Officer, is responsible for assessing and managing our material risks from cybersecurity threats. The President and Chief Financial Officer, travel frequently for as much as up to two weeks at a time, to Yuchai to actively participate in Yuchai’s operations and facilitate communications. Our management team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team oversees Yuchai management’s efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true